GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GENERAL
GENERAL

NOTE 1 — GENERAL

a.Satixfy Hong Kong (hereinafter: the “The Former Company” “) was incorporated in Hong Kong in 2012 having a place of business at Unit B, 20/F., Nathan Commercial Building, 430-436 Nathan Road, Yaumati, Kln. Hong Kong in accordance with Hong Kong law. On November 27, 2019, the Board of Directors of the Former Company decided to make a structural change (hereinafter “the Reorganization”). For the reorganization, SatixFy Communications Ltd. (hereinafter: the “Company”) was incorporated on January 9, 2020, as a private limited company, in accordance with the provisions of the Israeli Companies Law while maintaining the same capital structure as the Former Company. On May 12, 2020, the Former Company transferred to the Company all its holdings directly and indirectly in the subsidiaries (hereinafter “the transferred companies”, see also Note 1.D). The reorganization was completed on May 12, 2020, after receiving approval from the Israeli Tax Authorities for a tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Company handled the reorganization using the pooling of interest method, the Company’s consolidated financial statements reflect the reorganization using the “As Pooling” method accordingly, the consolidated financial statements include the financial position, results of operations and cash flows of the Company and of the transferred companies, consolidated as of January 1, 2020.

Assets and rights acquired by the transferred companies after January 1, 2020, reflect the assets and liabilities and activities of those assets as of the date of their acquisition by the transferred companies.

b.The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provide end-to-end solutions for the satellite communications industry, including terminals, payloads and hubs. The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs)) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on GEO, LEO and MEO satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips.
c.The affiliated company “Jet Talk” is engaged in the development and marketing of a unique antenna for IFC passenger aircraft and computers that receive broadband video transmissions from satellites.
d.The Company operates primarily through four wholly-owned subsidiaries: Satixfy Israel Ltd, Satixfy UK, Satixfy Space Systems UK, Satixfy Bulgaria and SatixFy US LLC, all of which have been consolidated in these consolidated financial statements.

Satixfy MS was incorporated for purpose of the Business Combination Agreement (see note 3.B).

	Holding percentage
	June 30,	December 31,
Name	2022	2021	Held By	Country of incorporation
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Satellite Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Satixfy MS	100%	—	Satixfy Communications	Cayman

NOTE 1 — GENERAL (continued)

In addition, the Company’s holds 51% of the shares of the following entity (see also Note 4):

	Holding percentage
Name	30.06.2022	2021	Held By	Country of incorporation
Jet Talk	51%	51%	Satixfy UK	UK

e.The accompanying interim consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred losses of $102,891 from operations since its inception. As of June 30, 2022, the Company has incurred $19,072 of net loss in 2022, the Company has a working capital of $3,911 and an accumulated deficit of $102,891.

Since its inception, the company has financed its day-to-day operations by receiving capital investments, receiving income from government projects together with bank and shareholder loans. In order to secure its operation, the Company received a loan in the amount of $55 million on February 3, 2022 (see Note 3.A). Also based on the Company’s current backlog and projected pipeline together with the funding received in February 2022 will be sufficient to fund its operation in the near future. The Company’s ability to generate positive cash flows from operations, all of which depend on its ability to attract and retain customers, develop new products, and compete effectively, as well as certain factors outside of the Company’s control.

NOTE 1 — GENERAL

a.Satixfy Hong Kong (hereinafter: the “The Former Company”) was incorporated in Hong Kong in 2012 having a place of business at Unit B, 20/F., Nathan Commercial Building, 430-436 Nathan Road, Yaumati, Kln. Hong Kong in accordance with Hong Kong law. On November 27, 2019, the Board of Directors of the Former Company decided to make a structural change (hereinafter “the Reorganization”). For the reorganization, Satixfy Communications Ltd. (hereinafter: the “Company”) was incorporated on January 9, 2020, as a private limited company, in accordance with the provisions of the Israeli Companies Law while maintaining the same capital structure as the Former Company. On May 12, 2020, the Former Company transferred to the Company all its holdings directly and indirectly in the subsidiaries (hereinafter “the transferred companies”, see also Note 1.D). The reorganization was completed on May 12, 2020, after receiving an approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Company handled the reorganization using the pooling of interest method, the Company’s consolidated financial statements reflect the reorganization using the “As Pooling” method accordingly, the consolidated financial statements include the financial position, results of operations and cash flows of the Company and of the transferred companies, consolidated as of January 1, 2020. Assets and rights acquired by the transferred companies after January 1, 2020, reflect the assets and liabilities and activities of those assets as of the date of their acquisition by the transferred companies.

b.The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provide end-to-end solutions for the satellite communications industry, including terminals, payloads and hubs. The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on GEO, LEO and MEO satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips
c.The affiliated company “Jet Talk” is engaged in the development and marketing of a unique antenna for IFC passenger aircraft and computers that receive broadband video transmissions from satellites.
d.The Company operates primarily through four wholly owned subsidiaries: Satixfy Israel Ltd, Satixfy UK, Satixfy Space Systems UK, Satixfy Bulgaria and SatixFy US LLC, all of which have been consolidated in these consolidated financial statements.

	Holding percentage
Name	2021	2020	Held By	Country of incorporation
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Satellite Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA

NOTE 1 — GENERAL (continued)

In addition, the Company’s holds 51% of the shares of the following entity (see also Note 8):

	Holding percentage
Name	2021	2020	Held By	Country of incorporation
Jet talk	51%	51%	Satixfy UK	UK

e.The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred losses of 83,819 from operations since its inception. As of December 31, 2021, the Company has incurred 17,050 of net loss in 2021, the Company has a working capital deficit of 26,693 and accumulated deficit of 83,819. In addition, COVID 19 pandemic has caused to delays in the schedule of projects.

Since its inception, the company has financed its day-to-day operations by receiving capital investments, receiving income from Government projects together with bank and Shareholders’ loans. It should be noted that after the balance sheet date and up to the date of publication of these reports, the Company has progressed in the development of its products and had recently signed a significant agreement with one of the largest LEO operators in the world today.

In order to secure its operation, the Company received a loan amounted to 55 million on February 3rd, 2022 (see also Note 27 Subsequent Events).

f.	COVID -19

The 2019 Novel Coronavirus infection (‘coronavirus’) or ‘COVID-19’ pandemic poses a major public health threat. It has hindered the movement of people and goods worldwide, and many governments are instituting restrictions on both individuals and businesses. Significant development and spread of the coronavirus did not take place until January 2020, with the World Health Organization (WHO) announcing the coronavirus as a global health emergency on January 30, 2020, which prompted national governments around the world to begin putting actions in place to slow the spread of COVID-19. Furthermore, significant measures taken by the Chinese government and by private sector organizations did not take place until early 2020. On March 11, 2020, the WHO declared COVID-19 a global pandemic and suggested worldwide containment and mitigation measures. In response to the pandemic, the Company has adjusted its business practices with a focus on the health and well-being of our employees and their families, customers, partners, service providers, and communities. The Company’s office has been subject to government-mandated lockdowns for some periods of time and the Company received a long-term loan following the Israeli government’s decision to establish a dedicated loan fund to help the Israeli companies to deal with the impact of the COVID-19 pandemic. As the corona pandemic continued to spread around the world, it had a negative impact on the company’s business operations, mainly due to the impact the pandemic had on certain market sectors the company is targeting, as several opportunities at different stages of negotiations were postponed, exhibitions were canceled, and meetings postponed due to flight limitations. In addition, work on current projects was delayed, as more than 50% of employees worked from home during a period of over 8 months, leading to delays in project schedules, which affected the company’s forecasts and cash flow.

The Company’s management continue to monitor and to examine the effects of the Corona crisis on its various aspects and acts, if necessary, to make necessary adjustments in order to minimize exposure to the Company’s activities and operating results. In light of the aviation restriction due to the crisis, there may be delays in sales outside Israel.

As of the date of approval of this report, the Company’s management does not identify any difficulties in the Company’s solvency due to the corona crisis or a material impact on the availability of financing sources or their price.